[Graphic]
UBS
Global Asset Management

Strategic Global Income Fund, Inc.

Semiannual Report

May 31, 2002

Strategic Global Income Fund, Inc.

Table of Contents

Letter to Shareholders ............................   2

  Q&A with Portfolio Manager Stuart Waugh .........   3

  Portfolio Review ................................   5

Portfolio of Investments ..........................   8

Statement of Assets and Liabilities ...............  12

Statement of Operations ...........................  13

Statement of Changes in Net Assets ................  14

Notes to Financial Statements .....................  15

Financial Highlights ..............................  20

General Information ...............................  21

Trustee and Officer Information ...................  24


--------------------------------------------------------------------------------
                                                     UBS Global Asset Management

Strategic Global Income Fund, Inc.


                                                                   July 15, 2002

Dear Shareholder,

We present you with the semiannual report for the Strategic Global Income Fund, Inc. for the six months ended May 31, 2002.

A New Global Brand
--------------------------------------------------------------------------------

Effective April 8, 2002, Brinson Advisors, Inc. changed its name to UBS Global Asset Management (US) Inc., a member of the UBS Global Asset Management division of UBS AG, one of the largest financial services firms in the world. This strategic branding move reflects the global integration and scope of the organization's investment approach and offerings. The UBS Global Asset Management organization strives to deliver superior investment performance to clients through the management and allocation of their investments across and within all major asset classes.

Our strength lies in our globally integrated investment platform. With investment professionals throughout the world, the UBS Global Asset Management organization provides clients with uncommon research, asset allocation and risk management conducted on a fully global basis. We seek to maximize the benefits to clients, through understanding and acting upon their risk and return objectives. This covenant with our clients is the basis for the success of our business.

Effective on the same date, the funds comprising the Brinson Mutual Fund Family were renamed UBS Funds. The Funds' investment objectives and investment processes remain the same.

--------------------------------------------------------------------------------

Strategic Global Income Fund, Inc.


Investment Goal:

Primarily, high current income; secondarily, capital appreciation.


Portfolio Manager:

Stuart Waugh
UBS Global Asset Management (US) Inc.


Commencment:

February 3, 1992


NYSE Symbol:

SGL


Dividend Payments:

Monthly
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

Strategic Global Income Fund, Inc.


Q&A With Portfolio Manager Stuart Waugh

Q. How did the Fund perform during the six months ended May 31, 2002? How did its benchmarks perform?

A. For the six-month period ended May 31, 2002, the Strategic Global Income Fund rose 4.77% on a net asset value basis. In comparison, developed bond markets, as measured by the Salomon Smith Barney World Government Bond Index (WGBI), returned 2.09% on an unhedged basis and 0.21% on a currency-hedged basis. The difference between hedged and unhedged returns reflects U.S. dollar weakness against the euro over the period. Emerging-market debt, as measured by the J.P. Morgan Chase Emerging Market Bond Index-Global, returned 7.54% for the same period.

Q. How did you manage the Fund during the period?

A. In the developed markets sector, we concentrated the Fund's holdings in government and agency bonds in the United States and Europe, but avoided Japanese government bonds because of their low yields. The Fund held few corporate bonds. We maintained a cautious approach to emerging-market debt by limiting the Fund's exposure to the sector and investing primarily in investment-grade credits, such as Mexico, Malaysia, Trinidad and Tobago, as well as in Russia, where the credit story continues to be positive.

Q. What investments had the greatest impact on performance?

A. The Fund benefited from its focus on U.S. government and agency bonds, which outperformed most other government bond markets, except Japan, on a currency-hedged basis over the period. Japanese government bonds were the best defensive asset in the global environment of generally rising yields that characterized the fiscal period. We avoided investing in U.K. bonds with extended durations, a strategy that worked well as the U.K. market performed poorly. Substantial investments in Russia and Mexico were also positive for the Fund.

The Fund's exposure to foreign currencies also contributed positively to absolute returns. Historically, the Fund has maintained lower total foreign currency exposure (especially to the Japanese yen) than the currency exposure imbedded in the global bond market benchmark, the Salomon Smith Barney World Government Bond Index unhedged. Because of prevailing interest rate levels, incremental exposure to yen-denominated fixed income securities would substantially reduce the Fund's yield. This impact on yield is one reason we have historically underweighted Japanese fixed income securities in the Fund relative to the WGBI Index.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

Strategic Global Income Fund, Inc.


Q. How do you plan to manage the Fund over the next several months?

A. Since the end of May 2002, market trends have sharply reversed course. Investor risk aversion has resulted in a "flight-to-quality" into government bonds, and has driven down the price of riskier assets such as equities, domestic high-yield bonds and emerging-market debt. At the same time, the euro and the yen have risen against the U.S. dollar.

The U.S. will probably continue to lead the rest of the world in the economic cycle. But it's difficult to identify strong drivers of an economic recovery. After the boom/bust cycle in business fixed investments in the late 1990s, the manufacturing sector has been left with excess capacity. These circumstances diminish the outlook for business fixed investment spending worldwide. Last year's recession in the U.S. spared the household sector, but it's also difficult to see how the household sector can contribute in any strong way to a further acceleration in growth. Despite low interest rates, household debt service is at historically high levels.

Further, we think investors' aversion to risk may persist for some time. The prospect of escalating militarism complicates the global investment environment. President Bush has said that the war on terrorism will take a long time to win, and an escalation of the conflict, should it occur, will likely reduce both portfolio and direct investment in emerging markets. Under these circumstances, we believe government bond markets in developed countries are the most attractive. Therefore, we plan to maintain the Fund's exposure to emerging-market debt only on a selective basis.

We are concerned about credit developments in Latin America, and particularly in Brazil, which faces challenges in rolling over its large stock of domestic debt. A substantial portion of the country's debt is foreign-currency denominated or dollar-linked, so its currency, the Real, depreciates as debt stock grows. The debt problem is keeping the country's real interest rates high, stifling economic performance, and leaving the financial system vulnerable to a shock. While the current Brazilian administration has been able to maintain confidence in the financial markets, it is not clear that a new government will engender the same confidence after elections in October.

We believe Russia is on a positive credit trajectory due to cyclical advantages as well as economic and managerial reforms. We expect that bond valuations will continue to benefit from upgrades by credit-rating agencies, and we anticipate maintaining the Fund's exposure to Russian debt.

Mexican debt is now rated "investment grade" by the two major credit agencies. However, before it can earn further upgrades, Mexico must implement tax and microeconomic reforms. In the past, such reforms have presented huge hurdles.


--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

Strategic Global Income Fund, Inc.


However, even though prospects for further reform appear limited, Mexico is one of the less risky emerging-market credits. In addition, credit spreads on Mexican bonds have widened with the general sell-off in the sector. Therefore, as long as Mexico's own specific credit prospects do not deteriorate, we will likely maintain the Fund's current allocation and may increase its exposure, in the event that there is any additional spread widening within the sector.

Portfolio Review
--------------------------------------------------------------------------------

Average Annual Returns, Periods Ended 5/31/02

Net Asset Value Returns+        Fund       Lipper Median*
---------------------------------------------------------
6 Months                         4.77%          6.33%
---------------------------------------------------------
1 Year                          11.05          12.38
---------------------------------------------------------
5 Year                           6.17           5.08
---------------------------------------------------------
Inception|SD                     7.43           5.94
---------------------------------------------------------

Market Price Returns+        Fund       Lipper Median*
------------------------------------------------------
6 Months                      9.75%          11.91%
------------------------------------------------------
1 Year                       18.87           21.28
------------------------------------------------------
5 Year                       10.42            9.17
------------------------------------------------------
Inception|SD                  8.52            6.00
------------------------------------------------------

+ Past performance is no guarantee of future results. The Fund's share price and investment return will vary so that an investor's shares may be worth more or less than their original cost. NAV and market price returns for periods of one year or less are cumulative. NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the payable dates. Returns do not reflect any commissions and are not representative of the performance of an individual investment.

* Lipper Global Income Funds Median. Lipper Peer Group data calculated by Lipper, Inc.; used with permission. Lipper total return methodology compares a fund's NAV (or market price in the case of market price returns) at the beginning and end of a period, with the result being expressed as a percent change of the beginning net asset value (or market price). The net asset value (or market price) is adjusted to reflect the compounding effect of reinvesting income dividends as well as capital gains distributions, if any. Distributions are reinvested on the ex-dividend date at the ex-dividend NAV (or market price on the pay date). Lipper total returns do not reflect any commissions. The Lipper Median is the return of the fund that places in the middle of the peer group.

|SD Inception for the Fund is February 3, 1992. Inception returns for the Lipper Median are shown as of nearest month-end: January 31, 1992.

Share Price and Dividend, 5/31/02
----------------------------------

Net Asset Value          $11.95
----------------------------------
Market Price             $11.89
----------------------------------
12-Month Dividend        $ 1.192
----------------------------------
Dividend at Period-End   $ 0.0989
----------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

Strategic Global Income Fund, Inc.


Portfolio Statistics

Currency Exposure*      5/31/02     11/30/01
--------------------------------------------
U.S. Dollar               52.8%        60.4%
--------------------------------------------
Foreign Currency          47.2%        39.6%
--------------------------------------------
Total                    100.0%       100.0%
--------------------------------------------

Top 10 Countries*    5/31/02                      11/30/01
----------------------------------------------------------
United States@         20.0%    United States@      24.5%
----------------------------------------------------------
Germany                 7.5     Germany              7.4
----------------------------------------------------------
France                  5.6     France               5.6
----------------------------------------------------------
Russia                  5.2     United Kingdom       5.5
----------------------------------------------------------
Netherlands             5.2     Netherlands          5.2
----------------------------------------------------------
Mexico                  5.1     Denmark              4.6
----------------------------------------------------------
Canada                  4.9     Mexico               4.3
----------------------------------------------------------
United Kingdom          4.9     Russia               4.1
----------------------------------------------------------
Australia               4.8     Italy                3.8
----------------------------------------------------------
Denmark                 4.7     Qatar                2.5
----------------------------------------------------------
Total                  67.9%                        67.5%
----------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

@    Excludes cash, cash equivalents and other asset in excess of liabilities.

Credit Quality*                            5/31/02     11/30/01
---------------------------------------------------------------
A1/P1                                        17.2%       18.2%
---------------------------------------------------------------
AAA                                          41.4        44.3
---------------------------------------------------------------
AA                                            8.1         7.0
---------------------------------------------------------------
A                                             5.0         9.8
---------------------------------------------------------------
BBB                                          15.3        10.6
---------------------------------------------------------------
BB                                            2.8         3.3
---------------------------------------------------------------
B                                             8.3         5.1
---------------------------------------------------------------
Non-Rated                                     0.8         0.9
---------------------------------------------------------------
Other Assets in Excess of Liabilities         1.1         0.8
---------------------------------------------------------------
Total                                       100.0%      100.0%
---------------------------------------------------------------

Characteristics*                5/31/02       11/30/01
------------------------------------------------------
Weighted Average Maturity       7.7 yrs       9.5 yrs
Weighted Average Duration       4.4 yrs       5.1 yrs
Net Assets (mm)                $  218.1      $  219.0
------------------------------------------------------

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

Strategic Global Income Fund, Inc.


Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds(1), please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

[Signature of Brian M. Storms]

Brian M. Storms
President
Strategic Global Income Fund, Inc.
President and Chief Executive Officer
UBS Global Asset Management (US) Inc.

[Signature of Stuart Waugh]

Stuart Waugh
Portfolio Manager
Strategic Global Income Fund, Inc.
Executive Director
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended May 31, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.


------------------------------------
(1). Mutual funds are sold by prospectus only. The prospectuses for the Funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

Strategic Global Income Fund, Inc.

Portfolio of Investments -- May 31, 2002 (unaudited)

Principal
 Amount                                                      Maturity             Interest
 (000)*                                                        Dates               Rates            Value
-------------------------------------------------------------------------------------------------------------
Long-Term Debt Securities - 73.18%
Bulgaria - 1.00%
US$      2,225   Republic of Bulgaria (1)                          01/15/15             8.250%   $  2,188,844
-------------------------------------------------------------------------------------------------------------
Denmark - 4.69%
        81,000   Kingdom of Denmark                    11/15/03 to 08/15/05             5.000      10,227,587
-------------------------------------------------------------------------------------------------------------
France - 5.59%
        12,915   Republic of France                    07/12/05 to 04/25/29    5.000 to 5.500      12,203,133
-------------------------------------------------------------------------------------------------------------
Germany - 7.50%
US$      4,700   Deutsche Ausgleich Bank                           06/23/05             7.000       5,088,592
-------------------------------------------------------------------------------------------------------------
        12,550   Federal Republic of Germany           02/17/04 to 07/04/11    3.250 to 5.000      11,271,532
-------------------------------------------------------------------------------------------------------------
                                                                                                   16,360,124
-------------------------------------------------------------------------------------------------------------
Hungary - 0.89%
       506,400   Republic of Hungary                               10/12/04             8.500       1,939,183
-------------------------------------------------------------------------------------------------------------
Italy - 3.83%
         8,252   Republic of Italy                     04/01/04 to 11/01/27    6.500 to 8.500       8,353,679
-------------------------------------------------------------------------------------------------------------
Korea - 0.91%
US$      2,000   Korea Development Bank                            11/16/06             5.250       1,992,815
-------------------------------------------------------------------------------------------------------------
Malaysia - 1.15%
US$      2,516   Petroliam Nasional Berhad (1)                     10/15/26             7.625       2,505,985
-------------------------------------------------------------------------------------------------------------
Mexico - 5.13%
US$      1,875   Mexican Multi-Year Refinance
                   Loan Participation (Salomon
                   Brothers Holding Company,
                   Inc.) (2)(3)                                    03/20/05             2.750+      1,800,000
-------------------------------------------------------------------------------------------------------------
US$      1,502   PEMEX Finance Ltd.                                11/15/03             6.125       1,529,742
-------------------------------------------------------------------------------------------------------------
US$      2,217   PEMEX Finance Ltd. (3)                            02/15/07             8.450       2,371,825
-------------------------------------------------------------------------------------------------------------
US$      3,200   United Mexican States                 03/12/08 to 05/15/26   8.625 to 11.500       3,930,600
-------------------------------------------------------------------------------------------------------------
US$      1,615   United Mexican States, PAR                        12/31/19             6.250       1,549,391
-------------------------------------------------------------------------------------------------------------
                                                                                                   11,181,558
-------------------------------------------------------------------------------------------------------------
Morocco - 0.87%
US$      2,045   Kingdom of Morocco Loan
                   Participation, Tranche A
                   (JP Morgan Chase Bank) (2)(3)                   01/05/09             2.750+      1,886,205
-------------------------------------------------------------------------------------------------------------
Netherlands - 5.17%
        11,817   Government of Netherlands             01/15/04 to 01/15/28    5.500 to 5.750      11,268,111
-------------------------------------------------------------------------------------------------------------
Philippines - 1.96%
US$      2,135   Philippine Long Distance                          05/15/12            11.375       2,135,000
                   Telephone Co. (1)
-------------------------------------------------------------------------------------------------------------
US$      2,085   Republic of Philippines                           03/12/09             8.375       2,147,550
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,282,550
-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

Strategic Global Income Fund, Inc.

Principal
 Amount                                                      Maturity             Interest
 (000)*                                                        Dates               Rates            Value
-------------------------------------------------------------------------------------------------------------
Long-Term Debt Securities - (concluded)
Poland - 1.65%
        14,530   Republic of Poland                                11/12/06             8.500%   $  3,594,082
-------------------------------------------------------------------------------------------------------------
Qatar - 1.31%
US$      2,373   State of Qatar (1)                                06/15/30             9.750       2,855,016
-------------------------------------------------------------------------------------------------------------
Russia - 5.20%
US$      3,030   Russian Federation (1)                            07/24/05             8.750       3,158,775
-------------------------------------------------------------------------------------------------------------
US$     11,456   Russian Federation (1)                            03/31/30             5.000#      8,191,370
-------------------------------------------------------------------------------------------------------------
                                                                                                   11,350,145
-------------------------------------------------------------------------------------------------------------
Spain - 2.91%
         6,655   Government of Spain                   07/30/05 to 01/31/08    4.950 to 6.000       6,357,148
-------------------------------------------------------------------------------------------------------------
Trinidad & Tobago - 2.70%
US$      3,850   Republic of Trinidad & Tobago (1)                 10/01/09             9.875       4,389,000
-------------------------------------------------------------------------------------------------------------
US$      1,300   Republic of Trinidad & Tobago (1)(3)              07/01/20             9.750       1,488,500
-------------------------------------------------------------------------------------------------------------
                                                                                                    5,877,500
-------------------------------------------------------------------------------------------------------------
United Kingdom - 4.88%
         7,075   United Kingdom Gilt                   06/10/03 to 12/07/03    6.500 to 8.000      10,640,627
-------------------------------------------------------------------------------------------------------------
United States - 13.89%
        11,000   Federal National Mortgage
                   Association                         10/15/06 to 11/15/30    4.375 to 6.625      11,271,186
-------------------------------------------------------------------------------------------------------------
         2,735   Fidelity Investment Co. (1)                       06/15/29             7.570       2,937,275
-------------------------------------------------------------------------------------------------------------
         6,000   General Motors Acceptance
                   Corp.                                           11/10/03             5.750       6,131,034
-------------------------------------------------------------------------------------------------------------
         5,437   U.S. Treasury Inflation Index
                   Notes                                           04/15/29             3.875       6,018,301
-------------------------------------------------------------------------------------------------------------
         3,775   U.S. Treasury Notes                               11/15/27             6.125       3,942,810
-------------------------------------------------------------------------------------------------------------
                                                                                                   30,300,606
-------------------------------------------------------------------------------------------------------------
Venezuela - 1.95%
US$      2,130   Republic of Venezuela                             08/15/18            13.625       1,938,300
-------------------------------------------------------------------------------------------------------------
US$      2,857   Republic of Venezuela, DCB                        12/18/07             2.875+      2,324,965
-------------------------------------------------------------------------------------------------------------
                                                                                                    4,263,265
-------------------------------------------------------------------------------------------------------------
Total Long-Term Debt Securities (cost--$158,672,208)                                              159,628,163
-------------------------------------------------------------------------------------------------------------

 Number
of Rights
  (000)
-------------------------------------------------------------------------------------------------------------
Rights - 0.00%
Mexico - 0.00%
         6,672   United Mexican States Value
                   Recovery Rights, Series A,
                   Expiration Date 06/30/03 (4)                                                        17,347
-------------------------------------------------------------------------------------------------------------
Venezuela - 0.00%
            15   Venezuela Oil Indexed Payment
                   Obligations, Expiration Date
                   4/15/20 (4)                                                                              0
-------------------------------------------------------------------------------------------------------------
Total Rights (cost--$0)                                                                                17,347
-------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

Strategic Global Income Fund, Inc.

Principal
 Amount                                                      Maturity             Interest
 (000)*                                                        Dates               Rates            Value
-------------------------------------------------------------------------------------------------------------
Short-Term Debt Securities - 24.22%
Australia - 4.83%
        18,715   Government of Australia,
                   Treasury Bills                                  07/23/02             4.440%@  $ 10,523,802
-------------------------------------------------------------------------------------------------------------
Canada - 4.88%
        16,300   Government of Canada,
                   Treasury Bills                                  07/04/02             2.230@     10,647,403
-------------------------------------------------------------------------------------------------------------
Hungary - 2.42%
     1,363,320   Government of Hungary                 06/24/02 to 11/24/02   9.000 to 14.000       5,276,582
-------------------------------------------------------------------------------------------------------------
United States - 12.09%
        13,000   Federal Farm Credit Bank,
                   Discount Notes                      06/06/02 to 06/18/02    1.690 to 1.700@     12,994,349
-------------------------------------------------------------------------------------------------------------
         6,000   Ford Motor Credit Corp.                           09/10/02             6.550       6,049,182
-------------------------------------------------------------------------------------------------------------
         7,272   U.S. Treasury Inflation Index
                   Notes                                           07/15/02             3.625       7,333,536
-------------------------------------------------------------------------------------------------------------
                                                                                                   26,377,067
-------------------------------------------------------------------------------------------------------------
Total Short-Term Debt Securities (cost--$51,265,373)                                               52,824,854
-------------------------------------------------------------------------------------------------------------

Repurchase Agreement - 1.50%
         3,279   Repurchase Agreement dated
                   05/31/02 with Societe
                   Generale Securities Corp.,
                   collateralized by $3,333,000
                   U.S. Treasury Notes,
                   4.375% due 05/15/07
                   (value--$3,345,665);
                   proceeds: $3,279,484
                   (cost--$3,279,000)                              06/03/02             1.770       3,279,000
-------------------------------------------------------------------------------------------------------------
Total Investments (cost--$213,216,581)--98.90%                                                    215,749,364
-------------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--1.10%                                                        2,388,688
-------------------------------------------------------------------------------------------------------------
Net Assets--100%                                                                                 $218,138,052
-------------------------------------------------------------------------------------------------------------

Note: The Portfolio of Investments is listed by the issuer's country of origin.
*     In local currency unless otherwise indicated.
DCB   Debt Conversion Bond.
PAR   Par Bond.
US$   United States Dollars.
+     Reflects rate at May 31, 2002 on variable coupon rate instruments.
#     Reflects rate at May 31, 2002 on step coupon rate instruments.
@     Yield to maturity for discounted securities.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2) Participation interest was acquired through the financial institution indicated parenthetically.
(3)   Illiquid securities represent 3.46% of net assets.
(4) Rights do not currently accrue income. Periodic income, if any, will vary based on several factors including oil exports, prices, and inflation.


--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

Strategic Global Income Fund, Inc.

Portfolio of Investments (concluded)


Forward Foreign Currency Contracts

                                                                                        Unrealized
                         Contracts to                              Maturity            Appreciation
                            Deliver     In Exchange for             Dates             (Depreciation)
----------------------------------------------------------------------------------------------------
Polish Zloties            13,542,000   US$   3,358,215                   06/07/02       $ (9,442)
----------------------------------------------------------------------------------------------------
United States Dollars      4,000,000   JPY 499,904,000       06/21/02 to 06/24/02         31,492
----------------------------------------------------------------------------------------------------
                                                                                        $ 22,050
----------------------------------------------------------------------------------------------------

------------------
Currency Type Abbreviations:
JPY - Japanese Yen
US$ - United States Dollars

Investments By Type of Issuer

                                        Percentage of Net Assets
                                        -------------------------
                                         Long-Term     Short-Term
-----------------------------------------------------------------
Government and other public issuers        61.08%        15.49%
-----------------------------------------------------------------
U.S. Agency Obligations                     5.17          5.96
-----------------------------------------------------------------
Financial Services                          5.95          2.77
-----------------------------------------------------------------
Telephone Services                          0.98            --
-----------------------------------------------------------------
Repurchase Agreement                          --          1.50
-----------------------------------------------------------------
                                           73.18%        25.72%
-----------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

Strategic Global Income Fund, Inc.

Statement of Assets and Liabilities -- May 31, 2002 (unaudited)


Assets:
Investments in securities, at value (cost--$213,216,581)                              $215,749,364
--------------------------------------------------------------------------------------------------
Cash                                                                                           125
--------------------------------------------------------------------------------------------------
Interest receivable                                                                      3,304,527
--------------------------------------------------------------------------------------------------
Net unrealized appreciation on forward foreign currency contracts                           22,050
--------------------------------------------------------------------------------------------------
Other assets                                                                                19,501
--------------------------------------------------------------------------------------------------
Total assets                                                                           219,095,567
--------------------------------------------------------------------------------------------------

Liabilities:
Payable for investments purchased                                                          497,250
--------------------------------------------------------------------------------------------------
Payable to investment advisor and administrator                                            184,080
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                     276,185
--------------------------------------------------------------------------------------------------
Total liabilities                                                                          957,515
--------------------------------------------------------------------------------------------------

Net Assets:
Capital stock - $0.001 par value; 100,000,000 shares authorized;
  18,258,828 shares issued and outstanding                                             219,902,209
--------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                        (6,159,877)
--------------------------------------------------------------------------------------------------
Accumulated net realized gain from investment and foreign currency transactions          1,760,295
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, other assets, liabilities and forward
  contracts denominated in foreign currencies                                            2,635,425
--------------------------------------------------------------------------------------------------
Net assets                                                                            $218,138,052
--------------------------------------------------------------------------------------------------
Net asset value per share                                                             $      11.95
--------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

Strategic Global Income Fund, Inc.

Statement of Operations


                                                                                         For the
                                                                                        Six Months
                                                                                          Ended
                                                                                       May 31, 2002
                                                                                       (unaudited)
---------------------------------------------------------------------------------------------------
Investment income:
Interest                                                                                $6,164,106
---------------------------------------------------------------------------------------------------

Expenses:
Investment advisory and administration fees                                              1,076,332
---------------------------------------------------------------------------------------------------
Custody and accounting fees                                                                 86,050
---------------------------------------------------------------------------------------------------
Reports and notices to shareholders                                                         35,339
---------------------------------------------------------------------------------------------------
Professional fees                                                                           34,770
---------------------------------------------------------------------------------------------------
Transfer agency fees                                                                         9,093
---------------------------------------------------------------------------------------------------
Directors' fees                                                                              1,871
---------------------------------------------------------------------------------------------------
Other expenses                                                                              13,025
---------------------------------------------------------------------------------------------------
                                                                                         1,256,480
---------------------------------------------------------------------------------------------------
Net investment income                                                                    4,907,626
---------------------------------------------------------------------------------------------------

Realized and unrealized gains (losses) from investment activities:
Net realized gain (loss) from:
  Investment transactions                                                                3,484,474
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                           (806,689)
---------------------------------------------------------------------------------------------------

Net change in unrealized appreciation/depreciation of:
  Investments                                                                            2,404,844
---------------------------------------------------------------------------------------------------
  Other assets, liabilities and forward contracts denominated in foreign currencies        (34,186)
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain from investment activities                              5,048,443
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    $9,956,069
---------------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

Strategic Global Income Fund, Inc.

Statement of Changes in Net Assets


                                                                   For the
                                                                 Six Months        For the Year
                                                                    Ended             Ended
                                                                May 31, 2002       November 30,
                                                                 (unaudited)           2001
-----------------------------------------------------------------------------------------------
From operations:
Net investment income                                           $  4,907,626       $ 13,158,847
-----------------------------------------------------------------------------------------------
Net realized gains from investment transactions                    3,484,474            109,183
-----------------------------------------------------------------------------------------------
Net realized losses from foreign currency transactions              (806,689)        (3,857,809)
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
  Investments                                                      2,404,844         12,877,507
-----------------------------------------------------------------------------------------------
  Other assets, liabilities and forward contracts denominated
    in foreign currencies                                            (34,186)           885,514
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               9,956,069         23,173,242
-----------------------------------------------------------------------------------------------

Dividends and distributions to shareholders from:
Net investment income                                            (10,780,012)       (10,031,874)
-----------------------------------------------------------------------------------------------
Paid-in-capital                                                            -        (12,130,302)
-----------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders                (10,780,012)       (22,162,176)
-----------------------------------------------------------------------------------------------

Capital stock transactions:
Cost of shares repurchased                                                 -         (1,722,778)
-----------------------------------------------------------------------------------------------
Net decrease in net assets                                          (823,943)          (711,712)
-----------------------------------------------------------------------------------------------

Net assets:
Beginning of period                                              218,961,995        219,673,707
-----------------------------------------------------------------------------------------------
End of period                                                   $218,138,052       $218,961,995
-----------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

Strategic Global Income Fund, Inc.

Notes to Financial Statements (unaudited)

Organization and Significant Accounting Policies

Strategic Global Income Fund, Inc. (the "Fund") was incorporated in Maryland on November 15, 1991 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company. The Fund's primary objective is to achieve a high level of current income. As a secondary objective, the Fund seeks capital appreciation, to the extent consistent with its primary objective.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc. ("UBS Global AM", formerly known as Brinson Advisors, Inc.), the investment advisor and administrator of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

Strategic Global Income Fund, Inc.
Notes to Financial Statements (unaudited) (continued)

this does not represent fair value. All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed or advised by UBS Global AM.

Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities, other assets and liabilities--at the exchange rates prevailing at the end of the period; and (2) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market value of the Fund's portfolio are presented at the foreign exchange rates at the end of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obli-


--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

Strategic Global Income Fund, Inc.

gations pursuant to U.S. federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with U.S. federal income tax regulations.

Forward Foreign Currency Contracts--The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward contracts to enhance income.

The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund maintains cash or liquid securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured.

Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region,


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

Strategic Global Income Fund, Inc.

which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund invests. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific industry, country or region.

Investment Advisor and Administrator

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 1.00% of the Fund's average weekly net assets.

Security Lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. During the six months ended May 31, 2002, the Fund did not lend securities.

Capital Stock

There are 100,000,000 shares of $0.001 par value common stock authorized and 18,258,828 shares outstanding at May 31, 2002. For the six months ended May 31, 2002, the Fund did not repurchase any shares of common stock. For the year ended November 30, 2001, the Fund repurchased 163,900 shares of its common stock at an average market price per share of $10.45 and a weighted average discount from net asset value of 13.33%.

------------------
* UBS PaineWebber is a service mark of UBS AG.


--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

Strategic Global Income Fund, Inc.

Notes to Financial Statements (unaudited) (concluded)

For the period September 17, 1998 (commencement of repurchase program) through May 31, 2002, the Fund repurchased 3,148,300 shares of common stock at an average market price per share of $10.74 and a weighted average discount from net asset value of 12.54%. At May 31, 2002, paid-in-capital has been reduced by the cost of $34,013,476 of capital stock repurchased.

Federal Tax Status

For federal income tax purposes, the cost of securities owned at May 31, 2002 was substantially the same as the cost of securities for financial statement purposes.

At May 31, 2002, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)       $ 8,041,898
--------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)        (5,509,115)
--------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                 $ 2,532,783
--------------------------------------------------------------------------------------

For the six months ended May 31, 2002, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $43,259,055 and $46,826,958, respectively.

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

At November 30, 2001, the Fund had a net capital loss carryforward of $602,630, which is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire as follows: $441,792 will expire November 30, 2007 and $160,838 will expire November 30, 2008. To the extent that such losses are used to offset future net realized capital gains, as provided in the regulations, such gains will not be distributed.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

Strategic Global Income Fund, Inc.

Financial Highlights

Selected data for a share of common stock outstanding thoughout each period is presented below:

                                        For the
                                       Six Months
                                         Ended                              For the Years Ended November 30,
                                      May 31, 2002      ---------------------------------------------------------------------
                                      (unaudited)         2001            2000            1999           1998          1997
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                               $11.99          $11.92          $12.56          $13.55         $14.03        $14.42
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                       0.27            0.72            0.85@           0.81@          0.94          1.09
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gains (losses) from
  investment and foreign
  currency transactions                     0.28            0.55           (0.41)@         (0.89)@        (0.02)        (0.36)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                     0.55            1.27            0.44           (0.08)          0.92          0.73
-----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                                   (0.59)          (0.55)          (0.29)          (0.48)         (0.87)        (0.96)
-----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized
  gains from investment and
  foreign currency transactions                -               -               -               -          (0.49)        (0.16)
-----------------------------------------------------------------------------------------------------------------------------
Distributions from
  paid-in-capital                              -           (0.66)          (0.84)          (0.56)         (0.06)            -
-----------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net
  investment income                            -               -           (0.08)              -              -             -
-----------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
  to shareholders                          (0.59)          (1.21)          (1.21)          (1.04)         (1.42)        (1.12)
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net asset value
  resulting from repurchase of
  common stock                                 -            0.01            0.13            0.13           0.02             -
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
  period                                  $11.95          $11.99          $11.92          $12.56         $13.55        $14.03
-----------------------------------------------------------------------------------------------------------------------------
Market value, end of period               $11.89          $11.40          $10.13          $10.00         $11.75        $11.94
-----------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                 9.75%         25.34%           13.75%          (6.41)%        10.66%         6.67%
-----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental data:
Net assets, end of period (000's)       $218,138        $218,962        $219,674        $247,915       $286,495      $300,369
-----------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets              1.17%*          1.19%           1.19%           1.17%          1.16%         1.20%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income to
  average net assets                        4.56%*          5.94%           6.89%           6.21%          6.82%         7.63%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       24%             29%             53%             58%           120%          134%
-----------------------------------------------------------------------------------------------------------------------------

*    Annualized.

@    Calculated using average monthly shares outstanding for the year.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for a period of less than one year.


--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

Strategic Global Income Fund, Inc.

General Information (unaudited)

The Fund

Strategic Global Income Fund, Inc. (the "Fund") is a non-diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's primary investment objective is to achieve a high level of current income. As a secondary objective, the Fund seeks capital appreciation, to the extent consistent with its primary objective. The Fund's investment advisor and administrator is UBS Global Asset Management (US) Inc., ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which had over $73.6 billion in assets under management as of June 30, 2002.

Shareholder Information

The Fund's NYSE trading symbol is "SGL." Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal, The New York Times and Barron's, as well as in numerous other publications.

An annual meeting of shareholders of the Fund was held on March 21, 2002. At the meeting Margo N. Alexander, Richard Q. Armstrong, David J. Beaubien, E. Garrett Bewkes, Jr., Richard R. Burt, Meyer Feldberg, George W. Gowen, William W. Hewitt, Jr., Morton L. Janklow, Frederic V. Malek, Carl W. Schafer and William
D. White were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified.

                                                                                     Shares
                                                        Shares Voted                Withhold
To elect twelve members of its board of directors:           For                   Authority
-----------------------------------------------------------------------------------------------
Margo N. Alexander                                     17,288,654.8480            253,687.8353
-----------------------------------------------------------------------------------------------
Richard Q. Armstrong                                   17,275,272.8480            267,069.8353
-----------------------------------------------------------------------------------------------
David J. Beaubien                                      17,281,125.8480            261,216.8353
-----------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr.                                 17,267,390.8480            274,951.8353
-----------------------------------------------------------------------------------------------
Richard R. Burt                                        17,289,555.8480            252,786.8353
-----------------------------------------------------------------------------------------------
Meyer Feldberg                                         17,285,207.8480            257,134.8353
-----------------------------------------------------------------------------------------------
George W. Gowen                                        17,271,663.8480            270,678.8353
-----------------------------------------------------------------------------------------------
William W. Hewitt, Jr.                                 17,269,633.8480            272,708.8353
-----------------------------------------------------------------------------------------------
Morton L. Janklow                                      17,272,457.8480            269,884.8353
-----------------------------------------------------------------------------------------------
Frederick V. Malek                                     17,284,440.8480            257,901.8353
-----------------------------------------------------------------------------------------------
Carl W. Schafer                                        17,280,218.8480            262,123.8353
-----------------------------------------------------------------------------------------------
William D. White                                       17,271,817.8480            270,524.8353
-----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   21

Strategic Global Income Fund, Inc.

Dividend Reinvestment Plan

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all shareholders whose shares are registered in their own names, or in the name of UBS PaineWebber Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares, unless such shareholders elect to receive cash. Shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions are paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.


--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

Strategic Global Income Fund, Inc.

General Information (unaudited) (concluded)

Dividend Reinvestment Plan (concluded)

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan may also be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 8030, Boston, Massachusetts 02266-8030. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.

Distribution Policy

Effective January 2000, the Board revised the Fund's managed distribution policy to make regular monthly distributions at an annualized rate equal to 10% of the Fund's net asset value, as determined as of the last trading day during the first week of the month (usually a Friday, unless the NYSE is closed that Friday). Prior to January 2000, the Fund's managed distribution was 8% of the Fund's net asset value as determined as of the last trading day during the first week of the month. Prior to May 13, 1998, the Fund's distributions varied based on the Fund's net investment income and realized capital gains or losses.

To the extent that the Fund's taxable income in any fiscal year exceeds the aggregate amount distributed based on a fixed percentage of its net asset value, the Fund would distribute the excess near the end of the fiscal year. If the aggregate amount distributed by the Fund (based on a fixed percentage of its net asset value) exceeds its taxable income, the amount of that excess would constitute a return of capital for tax purposes.

Monthly distributions based on a fixed percentage of the Fund's net asset value may require the Fund to make multiple distributions of long-term capital gains during a single fiscal year. The Fund has received exemptive relief from the Securities and Exchange Commission that enables it to do so. The Board will annually reassess the annualized percentage of net assets at which the Fund's monthly distributions will be made.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   23

Directors

E. Garrett Bewkes, Jr.   George W. Gowen
Chairman
                         William W. Hewitt, Jr.
Margo N. Alexander
                         Morton L. Janklow
Richard Q. Armstrong
                         Frederic V. Malek
David J. Beaubien
                         Carl W. Schafer
Richard R. Burt
                         William D. White
Meyer Feldberg

Principal Officers

Brian M. Storms                Paul H. Schubert
President                      Vice President and Treasurer

Amy R. Doberman                Stuart Waugh
Vice President and Secretary   Vice President

Investment Advisor and Administrator

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the fund or of any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon.

Notice is hereby given in accordance with the Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.


--------------------------------------------------------------------------------
24                                                   UBS Global Asset Management

[Graphic]
UBS

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019